5. DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 5. DERIVATIVE LIABILITIES

In June 2008, the FASB issued authoritative guidance on determining whether an instrument (or embedded feature) is indexed to an entity’s own stock.  Under the authoritative guidance, effective January 1, 2009, instruments which did not have fixed settlement provisions were deemed to be derivative instruments.  The convertible notes and warrants issued related to the private placement do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future.  The conversion feature and warrants have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

The Company used the assistance of a valuation specialist to determine the fair value of its derivative liability at December 31, 2012.  As a result of the Company’s inability to pay its debt obligations, the default status of its convertible promissory notes and lack of available working capital at December 31, 2012, for valuation purposes, the Company, with the assistance of the independent valuation expert determined that the effect of the default and insolvent financial condition, as such, the outstanding conversion features and warrants accounted for as derivative upon its issuance had no more value at December 31, 2012.  On May 22, 2013, upon the completed restructuring of the Company’s unregistered debt and equity securities (“financial instruments”) (see Note 3), all financial instruments that were subjected to derivative accounting were converted into shares of the Company’s common stock.  As such, the Company had no derivative liabilities as of September 30, 2013.

In June 2008, the FASB issued authoritative guidance on determining whether an instrument (or embedded feature) is indexed to an entity’s own stock.  Under the authoritative guidance, effective January 1, 2009, instruments which did not have fixed settlement provisions were deemed to be derivative instruments.  The convertible notes and warrants issued related to the private placement described in Notes 5, 6 and 7 do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future.  The conversion feature and warrants have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

The Company used the assistance of a valuation specialist due to the complexity in determining the fair value of its derivative liability at December 31, 2012.  As a result of the Company’s inability to pay its debt obligations, the default status of its convertible promissory notes and lack of available working capital at December 31, 2012, for valuation purposes, the Company, with the assistance of the independent valuation expert determined that the effect of the default and insolvent financial condition, as such, the outstanding conversion features and warrants accounted for as derivative upon its issuance had no more value at December 31, 2012.

Prior to December 31, 2012, the derivative liabilities were valued using probability weighted average Black-Scholes-Merton valuation techniques with the following average assumptions:

	December 31, 2012	Upon Issuance	December 31, 2011

Average Assumptions:
Risk-free interest rate	-%	0.87%	0.46%
Expected volatility	-%	129%	86.20%
Expected life	-	5 years	4.45 years
Expected dividend yield	-%	0.00%	0.00%

Fair value of conversion feature	$-	$-	$177,258
Fair value of warrants	-	697,354	7,760,535
Total fair value	$-	$697,354	$7,937,793

The risk-free interest rate was based on rates established by the Federal Reserve Bank, the Company uses the historical volatility of its common stock in 2012. In the prior year, the Company used an average volatility rate of similar publicly traded companies as an input to its fair value calculations. During the current year, the Company determined that its stock price has matured and there is a consistent level of trading activity, as such, the Company used the volatility percentage of its common stock.

The expected dividend yield was based on the fact that the Company has not paid dividends to common shareholders in the past and does not expect to pay dividends to common shareholders in the future.

As of December 31, 2012 and 2011, the aggregate derivative liability was $0 and $7,937,793, respectively. For the year ended December 31, 2012 and 2011, the Company recorded a gain due to the decrease in fair value of the derivative liabilities of $8,635,147 and $1,596,035 respectively.